Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income - Realized and unrealized profits (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt issued
Net of tax amount	$ 10,121	$ (3,476)
Financial assets available-for-sale
Debt issued
Net gain (loss) on financial assets before income tax	(13,878)	4,775	$ (52,345)
Tax (expense) benefit	3,757	(1,299)	12,575
Net of tax amount	(10,121)	3,476	(39,770)
Realized gains reclassified to the income statement	$ 400	$ 5,149	$ 64,011